Consolidated Statement of Changes in Total Equity (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor [Member] USD ($)	General Partner [Member] USD ($)	Joint Venture Partner [Member] USD ($)	Common Units [Member]	Common Units and Additional Paid-in Capital [Member] USD ($)	Preferred Units [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) (Note 11) [Member] USD ($)	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] Joint Venture Partner [Member] USD ($)	Redeemable Noncontrolling Interest [Member] USD ($)	Redeemable Noncontrolling Interest [Member] Joint Venture Partner [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 728,449		$ 16,473			$ 540,355		$ 745	$ 170,876		$ 41,725
Beginning balance, units at Dec. 31, 2010					55,238,000
Net (loss) income	(96,871)	(15,075)	4,396			(108,646)			22,454
Reclassification of redeemable non-controlling interest in net (loss) income	(6,601)								(6,601)		6,601
Other comprehensive (loss) income	(2,026)							(2,461)	435
Cash distributions	(156,284)		(8,171)			(121,152)			(26,961)		(10,019)
Contribution of capital by joint venture partner		2,305		3,750						3,750
Proceeds from equity offering, net of offering costs (note 15)	419,924		8,402			411,522
Proceeds from equity offering, units, net of offering costs (note 15)					15,389,000
Contribution of capital from Teekay Corporation to Rio das Ostras (note 10b)	2,000		40			1,960
Purchase of 49% of Teekay Offshore Operating L.P. (note 10c)	(386,267)		(5,189)			(254,237)		1,162	(128,003)
Conversion of intercorporate debt to equity (note 10d)	36,905								36,905
Purchase of Peary Spirit LLC (note 10d)	(37,729)		(110)			(5,386)			(32,233)
Net change in Parent's equity in Dropdown Predecessor (note 10e)	12,519	12,519
Purchase of Scott Spirit LLC (note 10e)	(33,036)	2,556	(712)			(34,880)
Ending balance at Dec. 31, 2011	484,733		15,129			429,536		(554)	40,622		38,307
Ending balance, units at Dec. 31, 2011					70,627,000
Net (loss) income	123,015		11,055			111,902			58
Reclassification of redeemable non-controlling interest in net (loss) income	4,520								4,520		(4,520)
Other comprehensive (loss) income	496							496
Cash distributions	(164,720)		(11,274)			(149,631)			(3,815)		(4,972)
Contribution of capital by joint venture partner		0		2,750						2,750
Proceeds from equity offering, net of offering costs (note 15)	257,229		5,308			251,921
Proceeds from equity offering, units, net of offering costs (note 15)					9,479,000
Net proceeds (purchase) from equity offering to Teekay Corporation	(2,794)		(56)			(2,738)
Ending balance at Dec. 31, 2012	705,229		20,162			640,990		(58)	44,135		28,815
Ending balance, units at Dec. 31, 2012					80,106,000
Net (loss) income	71,915	(2,225)	13,674			72,305	7,250		(19,089)
Reclassification of redeemable non-controlling interest in net (loss) income	6,391								6,391		(6,391)
Other comprehensive (loss) income	58							58
Cash distributions	(192,142)		(14,101)			(172,150)	(5,891)
Distribution of capital to joint venture partner				(1,890)						(1,890)		(5,860)
Contribution of capital by joint venture partner		5,596		4,750						4,750
Equity based compensation	946					946
Proceeds from equity offering, net of offering costs (note 15)	263,751		3,189			115,762	144,800
Proceeds from equity offering, units, net of offering costs (note 15)	85,508				3,900,000		6,000,000
Purchase of Voyageur LLC from Teekay Corporation (note 10g)	(279,322)	(201,752)	(1,551)			(76,019)
Net proceeds (purchase) from equity offering to Teekay Corporation	44,268					44,268
Net proceeds (purchase) from equity offering to Teekay Corporation, units					1,447,000
Net change in Parent's equity in Dropdown Predecessor (note 10e)	203,977	203,977
Distribution of capital to Teekay Corporation related to acquisition of equity investment in Itajai FPSO joint venture(note 10h)	(6,590)		(131)			(6,459)
Other						1,359	(1,359)
Ending balance at Dec. 31, 2013	$ 821,341		$ 21,242			$ 621,002	$ 144,800		$ 34,297		$ 16,564
Ending balance, units at Dec. 31, 2013					85,453,000		6,000,000